N-2 - USD ($) $ / shares in Units, $ in Millions	Nov. 30, 2024	Nov. 28, 2024
Cover [Abstract]
Entity Central Index Key		0001982701
Amendment Flag		false
Securities Act File Number		814-01744
Document Type		8-K
Entity Registrant Name		AB PRIVATE LENDING FUND
Entity Address, Address Line One		405 Colorado Street
Entity Address, Address Line Two		Suite 1500
Entity Address, City or Town		Austin
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		78701
City Area Code		512
Local Phone Number		721-2900
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
General Description of Registrant [Abstract]
Share Price [Table Text Block]
Net Asset Value
The net asset value (“
NAV
”) per share of each class of the Fund as of November 30, 2024, as determined in accordance with the Fund’s valuation policy, is set forth below.

NAV per Share as of November 30, 2024
Class I shares	$25.07
Class S shares	—
Class D shares	—
As of November 30, 2024, the Fund’s aggregate NAV was approximately $115.0 million, the fair value of its investment portfolio was approximately $313.0 million, and it had approximately $172.0 million of debt outstanding (at principal).

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	$ 172.0
Class I shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 25.07
Class S shares [Member]
General Description of Registrant [Abstract]
NAV Per Share
Class D shares [Member]
General Description of Registrant [Abstract]
NAV Per Share